Quarterly Holdings Report
for
Fidelity Managed Retirement 2015 Fund℠
October 31, 2022
RW34-NPRT1-1222
1.858597.116
Domestic Equity Funds - 12.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	15,441	161,205
Fidelity Series Commodity Strategy Fund (a)	29,907	63,403
Fidelity Series Large Cap Growth Index Fund (a)	7,273	102,618
Fidelity Series Large Cap Stock Fund (a)	6,880	113,662
Fidelity Series Large Cap Value Index Fund (a)	15,528	217,859
Fidelity Series Small Cap Opportunities Fund (a)	4,991	59,444
Fidelity Series Value Discovery Fund (a)	5,273	80,472
TOTAL DOMESTIC EQUITY FUNDS (Cost $767,428)		798,663

International Equity Funds - 16.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	5,465	73,074
Fidelity Series Emerging Markets Fund (a)	6,259	43,436
Fidelity Series Emerging Markets Opportunities Fund (a)	27,997	396,720
Fidelity Series International Growth Fund (a)	10,771	148,099
Fidelity Series International Index Fund (a)	6,586	62,044
Fidelity Series International Small Cap Fund (a)	3,129	45,304
Fidelity Series International Value Fund (a)	15,992	147,763
Fidelity Series Overseas Fund (a)	14,573	147,183
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,172,661)		1,063,623

Bond Funds - 62.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	89,510	872,716
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	27,425	222,143
Fidelity Series Corporate Bond Fund (a)	50,868	437,974
Fidelity Series Emerging Markets Debt Fund (a)	4,793	32,829
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,366	10,843
Fidelity Series Floating Rate High Income Fund (a)	734	6,426
Fidelity Series Government Bond Index Fund (a)	73,516	660,908
Fidelity Series High Income Fund (a)	4,246	34,474
Fidelity Series International Credit Fund (a)	276	2,135
Fidelity Series International Developed Markets Bond Index Fund (a)	29,258	250,158
Fidelity Series Investment Grade Bond Fund (a)	69,943	672,151
Fidelity Series Investment Grade Securitized Fund (a)	54,258	467,163
Fidelity Series Long-Term Treasury Bond Index Fund (a)	52,245	294,142
Fidelity Series Real Estate Income Fund (a)	1,676	15,876
TOTAL BOND FUNDS (Cost $4,586,799)		3,979,938

Short-Term Funds - 7.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.25% (a)(b)	108,391	108,391
Fidelity Series Short-Term Credit Fund (a)	8,722	82,335
Fidelity Series Treasury Bill Index Fund (a)	29,672	294,940
TOTAL SHORT-TERM FUNDS (Cost $491,281)		485,666

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,018,169)	6,327,890
NET OTHER ASSETS (LIABILITIES) - 0.0%	(339)
NET ASSETS - 100.0%	6,327,551

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	994,376	12,722	103,115	-	(1,554)	(29,713)	872,716
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	229,067	38,982	21,308	-	(1,446)	(23,152)	222,143
Fidelity Series Blue Chip Growth Fund	209,150	14,450	36,653	5,931	(11,538)	(14,204)	161,205
Fidelity Series Canada Fund	85,646	2,071	10,523	-	1,088	(5,208)	73,074
Fidelity Series Commodity Strategy Fund	110,544	57,343	42,110	55,436	(27,714)	(34,660)	63,403
Fidelity Series Corporate Bond Fund	505,723	19,163	40,644	4,209	(2,650)	(43,618)	437,974
Fidelity Series Emerging Markets Debt Fund	38,274	891	3,659	524	(1,271)	(1,406)	32,829
Fidelity Series Emerging Markets Debt Local Currency Fund	12,707	127	1,371	-	(278)	(342)	10,843
Fidelity Series Emerging Markets Fund	55,240	976	4,986	-	(348)	(7,446)	43,436
Fidelity Series Emerging Markets Opportunities Fund	499,014	12,413	52,705	-	(7,258)	(54,744)	396,720
Fidelity Series Floating Rate High Income Fund	7,347	148	1,007	116	(58)	(4)	6,426
Fidelity Series Government Bond Index Fund	742,814	38,892	67,574	3,153	(3,047)	(50,177)	660,908
Fidelity Series Government Money Market Fund 3.25%	91,044	32,368	15,021	627	-	-	108,391
Fidelity Series High Income Fund	39,670	689	4,320	519	(740)	(825)	34,474
Fidelity Series International Credit Fund	2,343	19	-	19	-	(227)	2,135
Fidelity Series International Developed Markets Bond Index Fund	293,341	2,959	28,654	383	(2,713)	(14,775)	250,158
Fidelity Series International Growth Fund	178,276	6,835	19,614	-	(2,003)	(15,395)	148,099
Fidelity Series International Index Fund	74,651	1,706	7,466	-	(283)	(6,564)	62,044
Fidelity Series International Small Cap Fund	54,975	215	3,894	-	80	(6,072)	45,304
Fidelity Series International Value Fund	176,756	1,183	20,167	-	(1,115)	(8,894)	147,763
Fidelity Series Investment Grade Bond Fund	767,790	34,390	67,611	5,881	(3,072)	(59,346)	672,151
Fidelity Series Investment Grade Securitized Fund	543,101	22,509	46,537	3,198	(2,634)	(49,276)	467,163
Fidelity Series Large Cap Growth Index Fund	132,345	3,204	21,766	-	1,065	(12,230)	102,618
Fidelity Series Large Cap Stock Fund	144,986	9,643	31,225	7,242	347	(10,089)	113,662
Fidelity Series Large Cap Value Index Fund	276,852	5,850	57,581	-	3,962	(11,224)	217,859
Fidelity Series Long-Term Treasury Bond Index Fund	343,883	32,839	24,875	2,127	(1,263)	(56,442)	294,142
Fidelity Series Overseas Fund	179,321	6,424	20,058	-	(937)	(17,567)	147,183
Fidelity Series Real Estate Income Fund	22,362	1,065	5,067	982	(565)	(1,919)	15,876
Fidelity Series Short-Term Credit Fund	90,832	848	7,213	380	(164)	(1,968)	82,335
Fidelity Series Small Cap Opportunities Fund	70,833	3,043	10,703	2,716	(93)	(3,636)	59,444
Fidelity Series Treasury Bill Index Fund	273,248	46,219	23,687	1,915	(43)	(797)	294,940
Fidelity Series Value Discovery Fund	102,106	531	21,905	-	1,215	(1,475)	80,472
	7,348,617	410,717	823,019	95,358	(65,030)	(543,395)	6,327,890

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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